RELATED PARTY TRANSACTIONS - Subscription Agreement with PIPE Investors (Details) - Class A Ordinary Shares - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Nov. 30, 2023
Related Party Transaction [Line Items]
Issued (in shares)		14,000,000
Price per unit (in dollars per share)		$ 5.00
Consideration received	$ 2.0	$ 68.0	$ 70.0